Average Annual Total Returns		12 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	112 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
American Funds Retirement Income Portfolio – Conservative | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.64%	2.63%			4.10%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.02%	3.10%			4.13%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	3.80%			4.73%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		6.99%	4.06%			4.99%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	2.87%			3.93%
American Funds Retirement Income Portfolio – Conservative | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	2.77%			3.60%
American Funds Retirement Income Portfolio – Conservative | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		7.10%	4.18%	4.96%
Performance Inception Date	Jan. 27, 2017
American Funds Retirement Income Portfolio – Conservative | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		6.73%	3.80%			4.74%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		7.04%	4.11%			5.00%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		7.09%	4.17%			5.07%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		6.05%	3.10%			4.04%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	3.17%			4.17%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	3.53%			4.64%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	3.53%			4.47%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Conservative | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	4.06%		4.89%
Performance Inception Date	Nov. 20, 2015
American Funds Retirement Income Portfolio – Conservative | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			14.34%
American Funds Retirement Income Portfolio – Conservative | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.62%			4.48%
American Funds Retirement Income Portfolio – Conservative | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)			1.39%
American Funds Retirement Income Portfolio – Moderate | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	4.02%			5.37%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	4.50%			5.40%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		9.08%	5.22%			6.01%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	5.48%			6.27%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.14%	4.23%			5.15%
American Funds Retirement Income Portfolio – Moderate | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	3.93%			4.68%
American Funds Retirement Income Portfolio – Moderate | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	5.56%	6.19%
Performance Inception Date	Jan. 27, 2017
American Funds Retirement Income Portfolio – Moderate | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		8.30%	4.46%			5.30%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		8.47%	4.65%			5.52%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	4.88%			5.87%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	5.01%			5.85%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		9.14%	5.24%			6.04%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	5.49%			6.25%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		9.45%	5.57%			6.34%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Moderate | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		9.31%	5.46%		6.13%
Performance Inception Date	Nov. 20, 2015
American Funds Retirement Income Portfolio – Moderate | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			14.34%
American Funds Retirement Income Portfolio – Moderate | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.62%			4.48%
American Funds Retirement Income Portfolio – Moderate | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)			1.39%
American Funds Retirement Income Portfolio – Enhanced | Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.28%	5.29%			6.57%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	5.76%			6.60%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		11.59%	6.47%			7.19%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	6.76%			7.47%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.74%	5.56%			6.38%
American Funds Retirement Income Portfolio – Enhanced | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	4.99%			5.72%
American Funds Retirement Income Portfolio – Enhanced | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		12.00%	6.85%	7.37%
Performance Inception Date	Jan. 27, 2017
American Funds Retirement Income Portfolio – Enhanced | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		10.92%	5.80%			6.65%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		11.08%	5.96%			6.69%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		11.04%	6.03%			6.98%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	6.26%			6.96%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	6.61%			7.31%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		11.88%	6.81%			7.48%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	6.86%			7.55%
Performance Inception Date	Aug. 28, 2015
American Funds Retirement Income Portfolio – Enhanced | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	6.71%		7.27%
Performance Inception Date	Nov. 20, 2015
American Funds Retirement Income Portfolio – Enhanced | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%			14.34%
American Funds Retirement Income Portfolio – Enhanced | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.62%			4.48%
American Funds Retirement Income Portfolio – Enhanced | Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)			1.39%